Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Segment Information [Abstract]
Cash and cash equivalents		$ 79,115,400	$ 87,418,906	$ 114,666,571
Total assets from discontinued operations		12,744	416,159
Assets		321,752,341	331,347,296
Continuing Operations [Member]
Segment Information [Abstract]
Assets		321,739,597	330,931,137
Operating Segment [Member] | Eco Tanker Segment [Member]
Segment Information [Abstract]
Assets		40,258,165	40,437,114
Operating Segment [Member] | Non-Eco Tanker Segment [Member]
Segment Information [Abstract]
Assets		30,868,998	31,342,180
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Assets		34,096,917	34,704,050
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	79,101,252	87,417,921
Prepaid expenses and other assets	[1]	$ 137,414,265	$ 137,029,872

[1]	Refers to assets of other, non-vessel-owning, entities included in the consolidated financial statements.